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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                                 -------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Piper Jaffray Companies
            ------------------------------------------
Address:    800 Nicollet Mall
            ------------------------------------------
            Suite 800
            ------------------------------------------
            Minneapolis, MN 55402-7020
            ------------------------------------------


 Form 13F File Number: 28-10776
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Greg Meyer
          --------------------------------------------
Title:    Controller
          --------------------------------------------
Phone:    612-303-6000
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Greg Meyer                  Minneapolis, MN                     5/10/07
---------------------  --------------------------------------   -------------
[Signature]                      [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                              -----------------------

Form 13F Information Table Entry Total:                   57
                                              -----------------------

Form 13F Information Table Value Total:      $        65,488
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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
COLUMN 1                COLUMN 2         COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6     COLUMN 7           COLUMN 8

                        TITLE OF                      VALUE      SHRS OR  SH/  PUT/   INVESTMENT    OTHER
NAME OF ISSUER          CLASS            CUSIP        (X$1000    PRN AMT  PRN  CALL   DISCRETION   MANAGERS      SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

ACCURAY INC             COM              004397105           2        100 SH             SOLE                      100       0    0
ADVANCED MEDICAL OPTIC  COM              00763M108         223      6,000 SH             SOLE                    6,000       0    0
ALEXION PHARMACEUTICAL  NOTE 1.375% 2/0  015351AF6       9,226  6,130,000 PRN            SOLE                6,130,000       0    0
ALLSCRIPTS HEALTHCARE   COM              01988P108           2         63 SH             SOLE                       63       0    0
AMERICAN MED SYS HLDGS  NOTE 3.250% 7/0  02744MAA6       9,280  7,307,000 PRN            SOLE                7,307,000       0    0
ANTHRACITE CAP INC      COM              037023108          62      5,188 SH             SOLE                    5,188       0    0
BIOMARIN PHARMACEUTICA  NOTE 2.500% 3/2  09061GAC5       3,172  2,500,000 PRN            SOLE                2,500,000       0    0
CALLIDUS SOFTWARE INC   COM              13123E500           6        743 SH             SOLE                      743       0    0
CAPELLA EDUCATION COMP  COM              139594105           3         89 SH             SOLE                       89       0    0
CERADYNE INC            COM              156710105       1,369     25,000 SH   PUT       SOLE                   25,000       0    0
CERADYNE INC            NOTE 2.875%12/1  156710AA3       1,773  1,535,000 PRN            SOLE                1,535,000       0    0
CORNING INC             COM              219350105         796     35,000 SH             SOLE                   35,000       0    0
CORNING INC             COM              219350105       1,137     50,000 SH   PUT       SOLE                   50,000       0    0
CREDENCE SYS CORP       NOTE 1.500% 5/1  225302AF5       5,610  6,000,000 PRN            SOLE                6,000,000       0    0
CROCS INC               COM              227046109           5        100 SH             SOLE                      100       0    0
CUBIST PHARMACEUTICALS  NOTE 2.250% 6/1  229678AC1       4,869  5,000,000 PRN            SOLE                5,000,000       0    0
CYTYC CORP              NOTE 2.250% 3/1  232946AB9       7,054  5,758,000 PRN            SOLE                5,758,000       0    0
DIODES INC              NOTE 2.250%10/0  254543AA9       2,786  3,000,000 PRN            SOLE                3,000,000       0    0
EMAGEON INC             COM              29076V109         287     26,075 SH             SOLE                   26,075       0    0
F5 NETWORKS INC         COM              315616102           7        100 SH             SOLE                      100       0    0
FEI CO                  COM              30241L109         902     25,000 SH   PUT       SOLE                   25,000       0    0
FEI CO                  NOTE 6/1         30241LAD1       3,747  2,755,000 PRN            SOLE                2,755,000       0    0
GENOMIC HEALTH INC      COM              37244C101           7        405 SH             SOLE                      405       0    0
GENZYME CORP            COM              372917104         504      8,400 SH             SOLE                    8,400       0    0
HALLMARK FINL SVCS IN   COM NEW          40624Q203           9        760 SH             SOLE                      760       0    0
HUTCHINSON TECHNOLOGY   COM              448407106         210      9,000 SH             SOLE                    9,000       0    0
HUTCHINSON TECHNOLOGY   COM              448407106         701     30,000 SH   PUT       SOLE                   30,000       0    0
HYDROGEN CORP           COM              44887Q108         617    128,875 SH             SOLE                  128,875       0    0
LIFECORE BIOMEDICAL I   COM              532187101          11        570 SH             SOLE                      570       0    0
LIGAND PHARMACEUTICAL   CL B             53220K207           1        100 SH             SOLE                      100       0    0
MANNKIND CORP           COM              56400P201           3        210 SH             SOLE                      210       0    0
MATHSTAR INC            COM              576801203         302    109,988 SH             SOLE                  109,988       0    0
MEDICINES CO            COM              584688105           7        287 SH             SOLE                      287       0    0
METABASIS THERAPEUTIC   COM              59101M105           5        617 SH             SOLE                      617       0    0
MILLENNIUM  PHARMACEU   NOTE 2.250%11/1  599902AD5       4,218  4,250,000 PRN            SOLE                4,250,000       0    0
NMS COMMUNICATIONS COR  COM              629248105         107     60,000 SH             SOLE                   60,000       0    0
NXSTAGE MEDICAL INC     COM              67072V103           9        698 SH             SOLE                      698       0    0
NYSE GROUP INC          COM              62949W103       5,198     55,440 SH             SOLE                   55,440       0    0
PATRIOT CAPITAL FUNDIN  COM              70335Y104           1        100 SH             SOLE                      100       0    0
PHILADELPHIA CONS HLDG  COM              717528103           3         75 SH             SOLE                       75       0    0
REGENERX BIOPHARMACEUT  COM              75886X108          69     30,333 SH             SOLE                   30,333       0    0
ROCK-TENN CO            CL A             772739207           7        200 SH             SOLE                      200       0    0
ROYAL BK SCOTLAND GROU  ADR PREF SER N   780097770         115      4,500 SH             SOLE                    4,500       0    0
SOURCE INTERLINK COS I  COM NEW          836151209          16      2,322 SH             SOLE                    2,322       0    0
SPANSION INC            COM CL A         84649R101         122     10,000 SH             SOLE                   10,000       0    0
SPANSION INC            COM CL A         84649R101         290     23,800 SH   PUT       SOLE                   23,800       0    0
SYBASE INC              NOTE 1.750% 2/2  871130AB6         342    301,000 PRN            SOLE                  301,000       0    0
SYNTA PHARMACEUTICALS   COM              87162T206           2        200 SH             SOLE                      200       0    0
TECHWELL INC            COM              87874D101         118      9,474 SH             SOLE                    9,474       0    0
TEMPUR PEDIC INTL INC   COM              88023U101           5        200 SH             SOLE                      200       0    0
THORATEC CORP           COM NEW          885175307           2        100 SH             SOLE                      100       0    0
TIVO INC                COM              888706108           2        300 SH             SOLE                      300       0    0
TRIAD GTY INC           COM              895925105          41      1,000 SH             SOLE                    1,000       0    0
U.S. AUTO PARTS NETWOR  COM              90343C100          19      3,600 SH             SOLE                    3,600       0    0
ULTRA CLEAN HLDGS INC   COM              90385V107           3        200 SH             SOLE                      200       0    0
US BIOENERGY CORP       COM              90342V109          57      5,000 SH             SOLE                    5,000       0    0
XTENT INC               COM              984141101          47      4,150 SH             SOLE                    4,150       0    0